Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	R$ 211,143	R$ 424,410
Financial investments	973,294	712,645
Trade receivables	593,263	415,282
Inventories	158,582	74,076
Recoverable taxes	38,811	19,304
Derivative financial assets	301
Related parties	4,571	9,970
Other assets	66,962	24,073
Total current assets	2,046,927	1,679,760
Non-current assets
Deferred income tax	321,223	236,903
Recoverable taxes	22,216	1,121
Financial investments	40,762	10,349
Derivative financial assets	560
Related parties	6,819	10,508
Other assets	57,534	22,239
Investments and interests in other entities	126,873	9,654
Property and equipment	73,885	26,087
Right-of-use assets	35,960	30,022
Intangible assets	3,257,360	2,549,637
Total non current assets	3,943,192	2,896,520
Total assets	5,990,119	4,576,280
Current liabilities
Trade payables	103,292	40,925
Labor and social obligations	157,601	85,069
Taxes and contributions payable	7,953	9,676
Income taxes payable	37,775	44,731
Advances from customers	35,291	23,080
Lease liabilities	20,122	12,742
Loans and financing	228,448	107,706
Accounts payable to selling shareholders	799,553	656,014
Other liabilities	3,176	331
Total current liabilities	1,393,211	980,274
Non-current liabilities
Labor and social obligations	661	36,570
Lease liabilities	22,996	22,478
Loans and financing	1,602,879	203,413
Derivative financial liabilities	223,561
Provision for legal proceedings	1,398	1,366
Accounts payable to selling shareholders, non current	869,233	1,130,501
Other liabilities	946	794
Total non current liabilities	2,721,674	1,395,122
Total liabilities	4,114,885	2,375,396
Equity
Share capital	11	11
Capital reserve	2,203,857	2,200,645
Treasury shares	(180,775)
Share-based compensation reserve	90,813	80,817
Accumulated losses	(238,672)	(80,589)
Equity attributable to equity holders of the parent	1,875,234	2,200,884
Total equity	1,875,234	2,200,884
Total liabilities and equity	R$ 5,990,119	R$ 4,576,280